Investments - Schedule of Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Long-Term Investments [Line Items]
Beginning balance	¥ 1,067,444		¥ 530,207	¥ 727,426
Ending Balance	879,604	$ 120,505	1,067,444	530,207
Additions	125,548		505,968	17,207
Disposal	(358,656)		(1,056)	(92,738)
Adjustment of interest on held-to-maturity investments	11,713		40,448
Accumulated other comprehensive income	388		(883)
Share of income in equity method investments	37,157	$ 5,090	19,280	19,432
Impairment charges	(5,000)		(28,983)	(181,820)
Impact of accounting method changes
Impact of exchange rate	1,010		2,463	40,700
Equity Securities Without Readily Determinable Fair Value [Member]
Schedule of Long-Term Investments [Line Items]
Beginning balance	74,279		102,510	631,393
Ending Balance	69,279		74,279	102,510
Additions
Disposal
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income
Share of income in equity method investments
Impairment charges	(5,000)		(28,983)	(164,161)
Impact of accounting method changes				(390,019)
Impact of exchange rate			752	25,297
Equity method investments [Member]
Schedule of Long-Term Investments [Line Items]
Beginning balance	448,688		427,697	58,033
Ending Balance	460,899		448,688	427,697
Additions				3,000
Disposal	(24,946)			(54,738)
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income
Share of income in equity method investments	37,157		19,280	19,432
Impairment charges				(3,452)
Impact of accounting method changes				390,019
Impact of exchange rate			1,711	15,403
Held-to- maturity investment [Member
Schedule of Long-Term Investments [Line Items]
Beginning balance	509,392			38,000
Ending Balance	287,395		509,392
Additions	100,000		470,000	14,207
Disposal	(333,710)		(1,056)	(38,000)
Adjustment of interest on held-to-maturity investments	11,713		40,448
Accumulated other comprehensive income
Share of income in equity method investments
Impairment charges				(14,207)
Impact of accounting method changes
Impact of exchange rate
Available for Sale Investment [Member]
Schedule of Long-Term Investments [Line Items]
Beginning balance	35,085
Ending Balance	62,031		35,085
Additions	25,548		35,968
Disposal
Adjustment of interest on held-to-maturity investments
Accumulated other comprehensive income	388		(883)
Share of income in equity method investments
Impairment charges
Impact of accounting method changes
Impact of exchange rate	¥ 1,010